UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Asset Management, LP
Address:  One California Street, Suite 3000, San Francisco, CA 94111


Form 13F File Number: 028-10736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    August 7, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   61

Form 13F Information Table Value Total:   $803,850

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
AMAZON COM INC			COM	023135106	10458	125000	SH		SOLE		125000	0	0
APPLE COMPUTER INC		COM	037833100	71840	504390	SH		SOLE		504390	0	0
APPLIED MATLS INC		COM	038222105	22452	2039218 SH		SOLE		2039218 0	0
BLUE COAT SYST			COM NEW 09534T508	776	46900	SH		SOLE		46900	0	0
BROCADE COMMUNICATIONS SYSTEM INCOM NEW 111621306	185	23600	SH		SOLE		23600	0	0
CANADIAN SOLAR INC		COM	136635109	5115	422000	SH		SOLE		422000	0	0
BUNGE LTD			COM	G16962105	723	12000	SH		SOLE		12000	0	0
CIENA CORP			COM NEW 171779309	8280	800000	SH		SOLE		800000	0	0
CISCO SYS INC			COM	17275R102	504	27000	SH		SOLE		27000	0	0
COGNIZANT TECHNOLOGY SOLUTIONS CCL A	192446102	518	19400	SH		SOLE		19400	0	0
COMMVAULT SYSTEMS INC		COM	204166102	7618	459200	SH		SOLE		459200	0	0
CORNING INC			COM	219350105	6443	401157	SH		SOLE		401157	0	0
COVANTA HOLDING CORPDELAWARE	COM	22282E102	2373	139910	SH		SOLE		139910	0	0
CTRIP.COM INTERNATIONAL LTD ADR ADR	22943F100	12242	264400	SH		SOLE		264400	0	0
DOLBY LABORATORIES INC CL A	COM	25659T107	1010	27100	SH		SOLE		27100	0	0
E M C CORP MASS 		COM	268648102	379	28900	SH		SOLE		28900	0	0
F5 NETWORKS INC 		COM	315616102	12352	356900	SH		SOLE		356900	0	0
FIRST SOLAR INC 		COM	336433107	24330	150000	SH		SOLE		150000	0	0
FORMFACTOR INC			COM	346375108	10632	615297	SH		SOLE		615297	0	0
GOOGLE INC			CL A	38259P508	22070	52350	SH		SOLE		52350	0	0
IXIA				COM	45071R109	681	101000	SH		SOLE		101000	0	0
INTELLON CORP			COM	45816W504	7193	1692540 SH		SOLE		1692540 0	0
INTERSIL CORP SHS -A-		CL A	46069S109	10156	807980	SH		SOLE		807980	0	0
JAMES RIV COAL CO		COM	470355207	2406	159000	SH		SOLE		159000	0	0
AU OPTRONICS CORP SPON ADR	SP ADR	002255107	10292	1063230 SH		SOLE		1063230 0	0
MARVELL TECH GP 		COM	G5876H105	35501	3049900 SH		SOLE		3049900 0	0
MICROSOFT CORP			COM	594918104	33942	1427920 SH		SOLE		1427920 0	0
NATIONAL SEMICONDUCTOR CORP	COM	637640103	13178	1050000 SH		SOLE		1050000 0	0
NETFLIX INC			COM	64110L106	23276	563038	SH		SOLE		563038	0	0
NETGEAR INC			COM	64111Q104	4922	341600	SH		SOLE		341600	0	0
OPENTABLE INC			COM	68372A104	151	5000	SH		SOLE		5000	0	0
PMC SIERRA INC			COM	69344F106	13694	1720320 SH		SOLE		1720320 0	0
PALM INC NEW			COM	696643105	26363	1590020 SH		SOLE		1590020 0	0
POLYCOM INC			COM	73172K104	6306	311100	SH		SOLE		311100	0	0
QUALCOMM INC			COM	747525103	80735	1786170 SH		SOLE		1786170 0	0
RIVERBED TECH INC		COM	768573107	15099	651120	SH		SOLE		651120	0	0
ROSETTA STONE INC		COM	777780107	830	30230	SH		SOLE		30230	0	0
SANDISK CORP			COM	80004C101	9820	668030	SH		SOLE		668030	0	0
SHANDA INTERACTIVE ENTMT LTD	SPONSORE81941Q203	9915	189434	SH		SOLE		189434	0	0
SILICON LABORATORIES INC	COM	826919102	9325	245524	SH		SOLE		245524	0	0
TAIWAN SEMICONDUCTR MFG LTD	SP ADR	874039100	10963	1165000 SH		SOLE		1165000 0	0
SUNTECH POWER (GFR LISTING)	ADR	86800C104	3390	189800	SH		SOLE		189800	0	0
SYMANTEC CORP			COM	871503108	4574	293551	SH		SOLE		293551	0	0
T-HQ INC			COM	872443403	17983	2511561 SH		SOLE		2511561 0	0
TEXAS INSTRS INC		COM	882508104	1069	50200	SH		SOLE		50200	0	0
TRIDENT MICROSYSTEMS		COM	895919108	9109	5234792 SH		SOLE		5234792 0	0
UNIVERSAL DISPLAY CORP		COM	91347P105	4743	485000	SH		SOLE		485000	0	0
VARIAN SEMICONDUCTOR EQUIPTME	COM	922207105	19821	826239	SH		SOLE		826239	0	0
VERIZON COMMUNICATIONS		COM	92343V104	8297	270000	SH		SOLE		270000	0	0
WESTERN DIGITAL CORP		COM	958102105	75236	2839090 SH		SOLE		2839090 0	0
YUCHENG TECHNOLOGIESLTD 	COM	G98777108	5643	661509	SH		SOLE		661509	0	0
ZORAN CORP			COM	98975F101	24188	2219070 SH		SOLE		2219070 0	0
BAIDU COM (UKM LISTING) 	SPON ADR056752108	11207	37220	SH		SOLE		37220	0	0
ASML HOLDING NV 		NY REG SN07059186	9202	425050	SH		SOLE		425050	0	0
THE9 LTD			ADR	88337K104	6512	641580	SH		SOLE		641580	0	0
TRINA SOLAR LTD 		SPON ADR89628E104	4524	176500	SH		SOLE		176500	0	0
JA SOLAR HOLDINGS CO LTD	SP ADR	466090107	2641	562000	SH		SOLE		562000	0	0
YINGLI GREEN ENERGY HOLDING	ADR	98584B103	12352	911590	SH		SOLE		911590	0	0
PERFECT WORLD CO LTD		SPON ADR71372U104	11440	400000	SH		SOLE		400000	0	0
VANCEINFO TECHNOLOGIES INC	ADR	921564100	11299	765000	SH		SOLE		765000	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	15572	634030	SH		SOLE		634030	0	0